DERIVATIVE LIABILITIES	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES
4.	DERIVATIVE LIABILITIES

At September 30, 2015, the Notes totaled $3.0 million and the derivative liability value was determined to be $833,000. For the fiscal year ended September 30, 2015, gains on derivatives liabilities totaled $162,800. At September 30, 2016, all Notes had been converted to equity, and consequently, there were no derivative liabilities outstanding. For the fiscal year ended September 30, 2016, there was a derivative liability expense of $34,600.

On December 23, 2015, the Company entered into the Second Amended Note & Warrant Agreement, with each of 16 accredited investors, pursuant to which (i) the aggregate principal amount of Notes available for issuance was increased from $3.0 million to up to $6.0 million, (ii) the maturity date of currently outstanding Notes was extended from March 21, 2016 to December 31, 2017; (iii) the time during which Notes may be issued was extended and (iv) certain warrants were issued to holders of both previously issued and newly issued Notes. Consequently, the existing notes totaling $3 million, plus $121,900 of accrued interest thereon, for an aggregate total debt of $3,121,900 was revalued on December 23, 2015, and on the prior trading day, December 22, 2015, to determine the impact on derivative valuation. On December 22, 2015, the derivative liability of the aggregate debt was determined to be $60,200, which resulted in a write down of $772,800 from the derivative liability balance of $833,000 at September 30, 2015, which resulted in a Gain on Derivative Liabilities of $772,800.

On December 23, 2015, all the Notes were revalued with the maturity date extended to December 31, 2017. The derivative liability value was determined to be $1,022,400 and the offset was booked to other income as a Loss on Extinguishment of Debt, adjustment amount of $962,300.

On June 30, 2016, the derivative liability of the issued notes was revalued; due to a lower stock price, the derivative valuation was reduced by $263,100.

Pursuant to the Second Amended Note & Warrant Agreement, on December 23 and December 28, 2015, the Company issued to the two purchasers of December 2015 Notes in the aggregate principal amount of $1,000,000 of secured convertible promissory notes. Between February 23, 2016 and August 16, 2016, the Company issues a further 15 Notes to 10 investors in the aggregate principal amount of 2,000,000 of secured convertible promissory notes. The derivative liability created by the conversion feature of the notes upon origination was $1,079,800.

On September 19, 2016, the Company entered into a Second Omnibus Amendment (the "Second Omnibus Amendment"), with a majority of over 80% of the noteholders, thereby amending: (i) the Notes, (ii) the Second Amended Note and Warrant Agreement, as amended and (iii) the Warrants. Pursuant to the Second Omnibus Amendment, the Company had the option, exercisable at any time after September 1, 2016, to mandatorily convert all Notes into shares of the Company's common stock at $5.00 per share. The Company exercised this Mandatory Conversion on September 19, 2016 and, on September 21, 2016, (i) converted the entire outstanding principal balance of $6,000,000, plus accrued interest of $317,000 on all of the Notes into 1,263,406 shares of the Company's common stock at a conversion price of $5.00 per share and (ii) cancelled all Warrants.

Consequently, the existing notes totaling $6 million, plus $316,965 of accrued interest thereon, for an aggregate total debt of $6,316,965 was revalued on Monday, September 19, 2016, and on the prior trading day, Friday, September 16, 2016, to determine the impact on derivative valuations. On September 16, 2016, the derivative liability of the aggregate debt was determined to be $2,909,700, which resulted in an increase in the derivative liability of $1,070,500. After the modification of the notes following the Second Omnibus Amendment the derivative liability balance increased to $6,322,000 resulting in a further increase in derivative liability by $3,412,300. Upon the Mandatory Conversion of all the notes, which eliminated all the debt and consequently, the derivative liability was also eliminated; therefore the $6,322,000 derivative liability was booked as an extinguishment of debt.

The range of Black-Scholes option-pricing model assumption inputs for all the valuation dates are in the table below:

	September 30, 2015 through to September 30, 2016
	Low	High
Annual dividend yield	—	—
Expected life (years)	2.5	5.00
Risk-free interest rate	0.56%	1.81%
Expected volatility	191.05%	273.10%

The following tables include a roll-forward of liabilities classified within Levels 1, 2 and 3:

	Level 1	Level 2	Level 3

Stock warrant and other derivative liabilities at September 30, 2014	$-	$-	$153,100
Change in fair value	-	-	(153,100)
Stock warrant and other derivative liabilities at September 30, 2015			833,000
Total derivative liabilities at September 30, 2015	$-	$-	$833,000
$3M of convertible debt prior to amendment 12/22/15	-	-	(772,800)
$3M of convertible debt as amended 12/23/15	-	-	962,300
Change in fair value as of 06/30/26	-	-	(263,100)
Derivative liabilities upon Note origination 12/23/15 through 8/16/16	-	-	1,079,800
$6M of convertible debt prior to amendment 09/16/16	-	-	1,070,500
$6M of convertible debt as amended 09/19/16	-	-	3,412,300
Elimination of derivative liabilities on Note conversion to Common Stock	-	-	(6,322,000)
Total derivative liabilities at September 30, 2016	$-	$-	$-

The net changes in Derivative Liabilities for transactions which were booked to other income resulted in a net loss on derivative liabilities of $34,600 for the fiscal year ended September 30, 2016 and a net gain of $162,800 for the fiscal year ended September 2015.

The net changes in Extinguishment of Debt for transactions which were booked to other income resulted in a net gain on extinguishment of debt of $572,300 for the fiscal year ended September 30, 2016 and a net loss of $630,000 for the fiscal year ended September 30, 2015.

We had derivative liabilities of $0 and $833,000 as of September 30, 2016 and 2015 respectively.  As at September 30, 2016, the Company did not identify any assets or liabilities that required presentation on the balance sheet at fair value in accordance with ASC 825-10.